CONSOLIDATED STATEMENTS OF CHANGES IN INVESTED/SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated losses CNY (¥)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Beginning balance (Predecessor) at Dec. 31, 2015								¥ (13,566)
Beginning balance at Dec. 31, 2015								(13,566)
Changes in invested/shareholders' equity
RONG360's contribution | Predecessor								243,481
RONG360's contribution								243,481
Share-based compensation | Predecessor								4,817
Share-based compensation								4,817
Net loss | Predecessor								(182,125)
Net loss								(182,125)
Currency translation adjustment								0
Ending Balance (Predecessor) at Dec. 31, 2016								52,607
Ending Balance at Dec. 31, 2016								52,607
Ending balance (in shares) at Dec. 31, 2017 | shares	414,291,350
Changes in invested/shareholders' equity
RONG360's contribution | Predecessor								93,431
RONG360's contribution								93,431
Share-based compensation | Predecessor								1,727
Share-based compensation			¥ 106,039					107,766
Net loss | Predecessor								(27,415)
Net loss					¥ (174,710)			(202,125)
Completion of reorganization(Note 1(b)) | Predecessor								(120,350)
Completion of reorganization(Note 1(b))	¥ 229		120,121
Completion of reorganization(Note 1(b)) (in shares) | shares	345,541,350
Initial working capital contributed by RONG360			150,000					150,000
Issuance of ordinary shares for the IPO and the concurrent private placements/reserved for future exercise of share-based awards	¥ 46		1,357,907					1,357,953
Issuance of ordinary shares for the IPO and the concurrent private placements/reserved for future exercise of share-based awards (in shares) | shares	68,750,000
Share-based awards to employees of non-platform business (Note 15)			8,851					8,851
Deemed dividends to shareholders in connection with the share-based awards to employees of non-platform business (Note 15)			(8,851)					(8,851)
Currency translation adjustment				¥ (21,170)				(21,170)
Ending Balance at Dec. 31, 2017	¥ 275		1,734,067	(21,170)	(174,710)			1,538,462
Ending balance (in shares) at Dec. 31, 2018 | shares	428,063,797	(12,817,240)
Changes in invested/shareholders' equity
Share-based compensation			130,659					130,659
Net loss					(164,615)	¥ 4,829	$ (23,237)	(159,786)
Issuance of ordinary shares for business combination	¥ 4		88,177					88,181
Issuance of ordinary shares for business combination (in shares) | shares	5,772,447
Issuance of options for business combination			6,052					6,052
Issuance of ordinary shares for the IPO and the concurrent private placements/reserved for future exercise of share-based awards	¥ 5	¥ (5)
Issuance of ordinary shares for the IPO and the concurrent private placements/reserved for future exercise of share-based awards (in shares) | shares	8,000,000	(8,000,000)
Share repurchase(Note 17)		¥ (70,109)						(70,109)
Share repurchase(Note 17) (in shares) | shares		(5,624,578)
Exercise of share based awards(Note 15)			700
Exercise of share based awards(Note 15) (in shares) | shares		807,338
Exercise of share based awards(Note 15)		¥ 1						701
Share-based awards to employees of non-platform business (Note 15)			17,314					17,314
Deemed dividends to shareholders in connection with the share-based awards to employees of non-platform business (Note 15)			(17,314)				(2,518)	(17,314)
Currency translation adjustment				58,920		738	8,677	59,658
Noncontrolling interests arising from business combinations (Note 8)						110,100		110,100
Ending Balance at Dec. 31, 2018	¥ 284	¥ (70,113)	¥ 1,959,655	¥ 37,750	¥ (339,325)	¥ 115,667	$ 247,824	¥ 1,703,918